Schedule of Changes in Projected Benefit Obligations and Plan Assets (Parenthetical) (Detail)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Postemployment Benefits [Abstract]
Defined benefit plan conversion rate	6.20%	6.80%